                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 2001   9/30/01
                                              ---------------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Matador Capital Management
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Address: 200 First Ave. North
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         Ste 201
        ------------------------------------------------------------------------
         Stp, Petersburg, FL 33701
        ------------------------------------------------------------------------

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karla Requeno
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Title:   Account Representative
        ------------------------------------------------------------------------
Phone:   212-257-3105
        ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Karla Requeno             New York, NY                   11/6/01
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

Form 13F
Reporting Manager :EVER
09/30/2001


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          Item 1              Item 2     Item 3        Item 4        Item 5          Item 6           Item 7            Item 8
                                                                                             SHARED                VOTING AUTHORITY
                             TITLE OF    CUSIP          FAIR        SHARES OF  Sole  SHARED   OTHER              Sole   SHARED  None
NAME OF ISSUER                CLASS      NUMBER      MARKET VAL     PRINCIPAL   (A)    (B)     (C)   MANAGERS     (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COMMON    00130H105  $ 1,923,000.00    150,000     X                     EVER   150,000.0
ALLOY INC                     OTC EQ    019855105  $   744,719.00     60,350     X                     EVER    60,350.0
AT&T WIRELESS SERVICES INC    COMMON    00209A106  $ 2,988,000.00    200,000     X                     EVER   200,000.0
A H BELO CORP SER A--W/RTS    COMMON    080555105  $ 1,203,000.00     75,000     X                     EVER    75,000.0
BURLINGTON RESOURCES INC      COMMON    122014103  $ 3,421,000.00    100,000     X                     EVER   100,000.0
BRITESMILE INC                OTC EQ    110415106  $   217,380.00     36,230     X                     EVER    36,230.0
BTG INC                       OTC EQ    05576J101  $   629,850.00     51,000     X                     EVER    51,000.0
CENTURY BUSINESS SERVICES     OTC EQ    156490104  $   187,500.00     75,000     X                     EVER    75,000.0
CENDANT CORP                  COMMON    151313103  $ 1,792,000.00    140,000     X                     EVER   140,000.0
CDI CORP                      COMMON    125071100  $ 2,247,000.00    140,000     X                     EVER   140,000.0
CABOT OIL & GAS CORP-CL A     COMMON    127097103  $   798,000.00     40,000     X                     EVER    40,000.0
CHOICEPOINT INC               COMMON    170388102  $   624,600.00     15,000     X                     EVER    15,000.0
COMPUTER SCIENCES CORP        COMMON    205363104  $ 3,084,810.00     93,000     X                     EVER    93,000.0
COMPUTER TASK GROUP INC       COMMON    205477102  $    23,000.00     11,500     X                     EVER    11,500.0
CASELLA WASTE SYSTEMS INC     OTC EQ    147448104  $ 2,201,514.00    197,800     X                     EVER   197,800.0
DATATRAK INTL INC             OTC EQ    238134100  $   264,270.00    114,900     X                     EVER   114,900.0
***DENBURY RESOURCES INC N    COMMON    247916208  $ 1,106,715.00    133,500     X                     EVER   133,500.0
EDUCATION MANAGEMENT CORP     OTC EQ    28139T101  $ 1,177,968.00     38,800     X                     EVER    38,800.0
ELOYALTY CORP                 OTC EQ    290151109  $    36,400.00     65,000     X                     EVER    65,000.0
ENVIROGEN INC-NEW             OTC EQ    294040308  $    27,745.00     31,000     X                     EVER    31,000.0
VTEL CORP                     OTC EQ    918333105  $   104,000.00     50,000     X                     EVER    50,000.0
HEADWATERS INC                OTC EQ    42210P102  $   385,000.00     35,000     X                     EVER    35,000.0
WEBMD CORP                    OTC EQ    94769M105  $ 2,892,540.00    679,000     X                     EVER   679,000.0
HEALTHSOUTH CORP              COMMON    421924101  $   813,000.00     50,000     X                     EVER    50,000.0
IMPCO TECHNOLOGIES INC        OTC EQ    45255W106  $   873,000.00     75,000     X                     EVER    75,000.0
INTUITIVE SURGICAL INC        OTC EQ    46120E107  $   261,456.00     41,900     X                     EVER    41,900.0
LIBERTY DIGITAL INC           OTC EQ    530436104  $   390,975.00     97,500     X                     EVER    97,500.0
LIBERTY MEDIA CORP            COMMON    530718105  $ 3,549,650.00    279,500     X                     EVER   279,500.0
LODGENET ENTERTAINMENT COR    OTC EQ    540211109  $ 3,297,000.00    300,000     X                     EVER   300,000.0
LINDSAY MANUFACTURING CO      COMMON    535555106  $   838,688.00     47,250     X                     EVER    47,250.0
LIGHTSPAN INC                 OTC EQ    53226T103  $    30,821.00     25,900     X                     EVER    25,900.0
NEW HORIZONS WORLDWIDE INC    OTC EQ    645526104  $ 1,901,378.00    165,000     X                     EVER   165,000.0
NOVELL INC                    OTC EQ    670006105  $   183,000.00     50,000     X                     EVER    50,000.0
NTN COMMUNICATIONS INC NEW    COMMON    629410309  $    67,000.00    100,000     X                     EVER   100,000.0
NEXTEL COMMUNICATIONS INC-    OTC EQ    65332V103  $ 2,652,480.00    307,000     X                     EVER   307,000.0
OFFICE DEPOT INC              COMMON    676220106  $ 1,360,000.00    100,000     X                     EVER   100,000.0
OCEAN ENERGY INC TEX (NEW)    COMMON    67481E106  $   489,000.00     30,000     X                     EVER    30,000.0
OSI SYSTEMS INC               OTC EQ    671044105  $   421,603.00     53,300     X                     EVER    53,300.0
PENTON MEDIA INC              COMMON    709668107  $   798,750.00    225,000     X                     EVER   225,000.0
CATALINA MARKETING CORP       COMMON    148867104  $   700,000.00     25,000     X                     EVER    25,000.0
PROVANT INC                   OTC EQ    743724106  $    38,000.00    100,000     X                     EVER   100,000.0
PROQUEST COMPANY              COMMON    74346P102  $ 3,290,000.00    100,000     X                     EVER   100,000.0
PROGRAMMERS PARADISE INC      OTC EQ    743205106  $ 1,778,010.00    455,900     X                     EVER   455,900.0
QWEST COMMUNICATIONS          COMMON    749121109  $   835,000.00     50,000     X                     EVER    50,000.0
REPUBLIC SERVICES INC         COMMON    760759100  $ 3,625,560.00    223,800     X                     EVER   223,800.0
SURVIVALINK CORP              OTC EQ    869032102  $       105.00    105,000     X                     EVER   105,000.0
SUNRISE TECHNOLOGIES INC      OTC EQ    86769L103  $     9,776.50     20,800     X                     EVER    20,800.0
SPSS INC                      OTC EQ    78462K102  $   533,510.00     31,000     X                     EVER    31,000.0
STEWART & STEVENSON SERVIC    OTC EQ    860342104  $ 1,459,248.00     60,600     X                     EVER    60,600.0
TECH SQUARED INC ESCROW       OTC EQ    878302991  $       722.00    722,000     X                     EVER   722,000.0
TOM BROWN INC NEW             OTC EQ    115660201  $   229,900.00     11,000     X                     EVER    11,000.0
TOYS R US INC                 COMMON    892335100  $ 1,723,000.00    100,000     X                     EVER   100,000.0
TETRA TECHNOLOGIES INC - D    COMMON    88162F105  $   359,723.00     20,650     X                     EVER    20,650.0
UNIT CORP                     COMMON    909218109  $   355,200.00     40,000     X                     EVER    40,000.0
VANS INC                      OTC EQ    921930103  $ 1,034,100.00     90,000     X                     EVER    90,000.0
WASTE CONNECTIONS INC         OTC EQ    941053100  $ 4,072,950.00    150,850     X                     EVER   150,850.0
WASTE MANAGEMENT INC NEW      COMMON    94106L109  $ 5,422,872.00    202,800     X                     EVER   202,800.0

                                                   $71,475,488.50
